GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

7. GOODWILL AND INTANGIBLE ASSETS

Goodwill

There were no indicators of impairment during the years presented. As of December 31, 2021 and 2020, the Company’s goodwill is as follows:

Total
As of January 1, 2020	$54,948,360
Acquired through business combinations	3,015,000
As of December 31, 2020	$57,963,360
Acquired through business combinations	171,946,202
As of December 31, 2021	$229,909,562

Intangible Assets

Amortization expense is recorded within cost of goods sold and total expenses. The amount in cost of goods sold for the years ended December 31, 2021 and 2020, was $12,047,224 and $1,691,787, respectively. The following table represents intangible assets:

		Right-to-use	Host community	Trade name /
	Licenses/Permits	licenses	agreements	brand
Useful life (# of years)	15	15	15	5	Total
Cost
As of January 1, 2020	$22,000,000	$138,550,000	$35,000,000	$2,390,000	$197,940,000
As of December 31, 2020	$97,172,043	$139,650,000	$35,000,000	$2,390,000	$274,212,043
As of December 31, 2021	$999,833,782	$13,255,000	$36,000,000	$2,390,000	$1,051,478,782

Accumulated Amortization
As of January 1, 2020	$883,154	$5,561,864	$1,405,018	$287,828	$8,137,864
Amortization	1,668,503	9,236,666	2,333,333	478,000	13,716,502
As of December 31, 2020	$2,551,657	$14,798,530	$3,738,351	$765,828	$21,854,366
Amortization	40,247,931	7,633,028	2,350,000	478,000	50,708,959
As of December 31, 2021	$64,568,396	$662,750	$6,088,351	$1,243,828	$72,563,325

Net book value
As of January 1, 2020	$21,116,846	$132,988,136	$33,594,982	$2,102,172	$189,802,136
As of December 31, 2020	$94,620,386	$124,851,470	$31,261,649	$1,624,172	$252,357,677
As of December 31, 2021	$935,265,386	$12,592,250	$29,911,649	$1,146,172	$978,915,457

The anticipated amortization expense over the next five years is as follows:

Amortization	2022	2023	2024	2025	2026	2027 and beyond
Expense	$70,350,585	$70,417,252	$70,129,424	$69,939,252	$69,939,252	$634,793,003